Provisions	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Note 19 - Provisions

Note 19 – Provisions

Composition and changes in the provision

Restoration's site and equipment's dismantling	Legal claims	Other	Total
$ millions	$ millions	$ millions	$ millions

Balance as at January 1, 2018	194	28	49	271
Provisions recorded during the period (1)	25	2	-	27
Provisions reversed during the period	(3)	-	(6)	(9)
Payments during the period	(6)	(11)	-	(17)
Translation differences	(5)	(1)	-	(6)
Balance as at December 31, 2018	205	18	43	266
                      For additional information, see Note 20.